Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Warrants [Abstract]
WARRANTS

9. WARRANTS:

The Company has outstanding warrants to one of its placement agents to purchase 1,342,500 shares of the Company’s common stock, which warrants were due to expire on January 31, 2014 but were extended by the Company through January 31, 2018. These warrants are now exercisable at $1.10 per share. The following information was input into BSM (Black Scholes Model) to compute a per warrant price of $.104:

Exercise price	$1.10
Term	4 years
Volatility	37%
Dividends	0%
Discount rate	.09%

For the three and nine months ended September 30, 2014 and 2013, the Company recorded compensation expense of $4,200 and $1,916 and $7,000 and $1,916 respectively, related to the issuance of these warrants.

The following table summarizes information about outstanding stock warrants as of September 30, 2014:

		Weighted Average
Exercise	Number	Remaining	Number
Price	Outstanding	Contractual Life	Exercisable

$1.10	1,342,500	4 years	1,342,500
$1.00	2,000,004	7 years	2,000,004
	3,342,504

The foregoing table does not include seven-year warrants to purchase 1,773,027 shares of the Company’s Common Stock at an offering price of $.55 per share issued in October 2014 to the placement agents of the Company’s private placement offering which had a series of closings from May 2014 through October 2014.

10. WARRANTS:

In March, 2007, the Company’s placement agent was issued warrants to purchase 1,342,500 shares of the Company’s common stock. These warrants were due to expire on January 31, 2013, but were extended on the condition that each warrant holder accept a new exercise price of $1.35 per share. Currently, these warrants are scheduled to expire on January 31, 2018 and are currently exercisable at the original price of $1.10 per share.  The following information was input into BSM to compute a per warrant price of $.023:

Exercise price	$1.10
Term	7 years
Volatility	40%
Dividends	0%
Discount rate	.05%

For the year ended December 31, 2013, the Company recorded compensation expense of $1,916 related to the issuance of these warrants.

On December 7, 2009, the Company received gross proceeds of $500,002 from the sale of 500,002 shares of common stock and ten year warrants to purchase 2,000,004 shares of common stock exercisable at $1.00 per share. BSM was used to compute the fair value of the warrants.

The following table summarizes information about stock warrants as of December 31, 2013:

		Weighted Average
Exercise	Number	Remaining	Number
Price	Outstanding	Contractual Life	Exercisable

$1.10	1,342,500	1 Month	1,342,500
$1.00	2,000,004	7 years	2,000,004